As filed with the Securities and Exchange Commission on March 6, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31, 2022

Date of reporting period: January 1, 2022 – December 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

BEEHX
Annual Report
December 31, 2022

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of December 31,
2022 and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The
Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments. Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 3
Schedule of Investments 4
Statement of Assets and Liabilities 5
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 13
Additional Information (Unaudited) 14

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
1
Dear Shareholders:
2022 was a challenging year; interest rates and inflation were to blame.
A short, shallow recession is the consensus view. We remain cautious until proven otherwise.
The silver lining? Higher yields are good for bond investors. Lower stock prices are good for bargain hunters.
We maintain our strategy of investing in businesses where the underlying fundamentals remain extremely attractive. We believe patient investors will be rewarded.
Market Overview
2022 was a challenging year. There is no way to soft-pedal the results. In round numbers, U.S., global and emerging market stock indices each declined approximately 20%. Long term bonds fared worse, falling nearly 30%. Broadly speaking, there was no place to hide.
As we have written previously, the culprit has been rising interest rates and the specter of significantly higher inflation. Central banks around the world have used monetary policy (raising interest rates) to try to tame rising prices. So far, that strategy has had greater impact on financial markets than the real economy. Most growth measures have remained resilient while the labor market is historically strong. Business revenue growth has been steady, though rising expenses have applied modest pressure to earnings. On the other hand, stock valuations have shrunk meaningfully.
As is often the case during sharp market declines, speculative investments performed the worst. Crypto currency became front page news, as price drops uncovered both well- and less-well-publicized crypto frauds. More traditional speculators were burned as well.
An astonishing 613 special purpose acquisition companies (referred to as “SPACs” or blank check companies) were sold to the public in 2021. Retail investment “products,” such as exchange traded funds (“ETFs”), were created to give even broader access to these questionable investments. In 2022, DSPC
1
, an ETF that invests in an index of SPACs, dropped 70%. In 2023, DSPC will close its doors and return what little remains of its investors’ capital.
Very long-term “visionary” investors also felt the sting of rising interest rates. Companies with great future promise but little or no current earnings were hit particularly hard. The once highly regarded Ark Innovation ETF, ARKK, held nearly $30 billion of investor assets in early 2021 and declined 67% in 2022, as large holdings like Zoom Inc., Tesla and Shopify came down to earth.
Mainstream growth companies with higher-than-average valuations were also victims of higher rates. At Spears Abacus, we avoided the worst of these very large companies, but not all.
*Held by The BeeHive Fund during the 2021-2022 period
We have never felt completely comfortable with Meta/Facebook, Netflix or Amazon, which proved fortunate last year. However, the
Fund’s holdings in Alphabet, Microsoft and Apple illustrate the challenges posed for investors, particularly those subject to capital gains tax (as the vast majority of the Fund’s shareholders are).
1
AXS De-SPAC ETF Source: FactSet
Name 2022 Return
Meta Platforms Inc. (Facebook) -64.2%
Netflix, Inc. -51.1%
Amazon.com, Inc. -49.6%
Alphabet Inc. Class C* -38.7%
Microsoft Corporation* -27.9%
Apple Inc.* -26.3%

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
2
These three stocks had outsized performance over the three previous years, 2019 to 2021. As a result, their valuations were stretched.
In our estimation, their underlying business fundamentals remain extremely attractive, and at current levels, their valuations seem more than reasonable. We believe patient investors will be rewarded.
In 2022, the Fund trailed its benchmark by slightly less than 1%. In part, this was due to the Fund’s relative underweight in the energy, industrial and healthcare sectors. As mentioned above, long term holdings in Alphabet, Microsoft and Apple also detracted from performance. Over the longer periods, the Fund’s relative performance has been impacted by our low-turnover, tax-efficient approach.
Looking ahead, we sense that a consensus has been reached by investors, observers and corporate executives. Most are confident that the Federal Reserve will successfully orchestrate the breaking of inflation
2
. That leaves the question of how much collateral
damage will be inflicted on the economy.
“Just about every region with the exception of China and Japan believes there is going to be some kind of economic slowdown. Ninety-eight percent of CEOs in the U.S. think there is going to be a recession – but it’s going to be short and shallow.”
- Dana Peterson, Chief Economist of the Conference Board
2
The economic press will expand its vocabulary or simply return to well-worn phrases like “goldilocks economy” and “soft-landing”.
If this hallowed state is achieved, investors will cheer, and markets could rebound sharply. We believe this scenario is entirely possible; in it we believe that the Fund’s investments would prosper. But we are mindful that optimistic projections do not always meet expectations. Consequently, your Fund’s portfolio includes holdings that we believe will defend well against a more adverse environment. Rather than predicting dire circumstances, we think of this as insurance for negative events that might occur.
We always try to consider what might surprise investors in a way that would cause asset prices to fall. Of course, sometimes this is impossible. Events like Covid-19 or the war in Ukraine are manifestly unpredictable. However, there are more garden-variety surprises that might catch markets unaware. One consideration would be a longer than expected period of high inflation.
Jobs statistics have become the flavor of the month. Wage-induced inflation seems to be among central bankers’ primary concerns.
In previous recessions, corporations were quick to lay off workers in high-cost areas and eventually replace them with lower cost workers in China and other emerging markets. This strategy seems far less popular thanks to a shrinking labor force in developed economies and higher costs in emerging ones. In a Conference Board survey, U.S. CEOs preferred “pricing strategies” to layoffs
2
.
If wages continue to rise, central bankers, particularly in the U.S., may prefer to keep interest rates higher for longer than expected.
Last year’s turmoil is forcing investors to differentiate between speculative and proven, between those that promise and those that deliver. This year is off to a good start. While the average stock may drop further, we believe investors will benefit from owning the most resilient businesses that provide goods or services to growing segments of the economy. At Spears Abacus, we continue to focus on just such investments in The BeeHive Fund and maintain our long-term optimism.
Regards,
Spears Abacus
2
Short U.S. Recession is Expected by CEOs – Theo Francis, The Wall Street Journal 1/13/2023 (print edition)

The BeeHive Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2022
3
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund compared with the performance of the benchmark, S&P 500 Index (the “S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
in The BeeHive Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 684-4915. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 0.97%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% of the Fund’s average daily net assets through April
30, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may recoup from the
Fund fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if the recoupment is made within three years of the fee waiver or expense reimbursement and does not cause Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Year Ten Year
The BeeHive Fund -19.02% 6.52% 8.79%
S&P 500® Index -18.11% 9.42% 12.56%

The BeeHive Fund
SCHEDULE OF INVESTMENTS
December 31, 2022
4
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table includes U.S. Treasury Securities and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 88.2%
Communication Services - 8.7%
61,640 Alphabet, Inc., Class A
(a)
$ 5,438,497
45,020 Alphabet, Inc., Class C
(a)
3,994,625
23,184 Take-Two Interactive Software, Inc.
(a)
2,414,150
11,847,272
Consumer Discretionary - 7.2%
29,370 Aptiv PLC
(a)
2,735,228
98,520 Comcast Corp., Class A 3,445,244
56,513 Restaurant Brands International, Inc. 3,654,696
9,835,168
Consumer Staples - 8.2%
81,940 Mondelez International, Inc., Class A 5,461,301
49,750 Nestle SA, ADR 5,738,165
11,199,466
Financials - 18.4%
15,320 Aon PLC, Class A 4,598,145
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,620,308
36,970 Chubb, Ltd. 8,155,582
42,950 Intercontinental Exchange, Inc. 4,406,240
31,610 JPMorgan Chase & Co. 4,238,901
25,019,176
Health Care - 8.6%
15,000 Danaher Corp. 3,981,300
14,100 Thermo Fisher Scientific, Inc. 7,764,729
11,746,029
Information Technology - 27.5%
8,204 Adobe, Inc.
(a)
2,760,892
8,500 Analog Devices, Inc. 1,394,255
46,920 Apple, Inc. 6,096,316
7,613 Autodesk, Inc.
(a)
1,422,641
28,981 Fidelity National Information Services, Inc. 1,966,361
30,613 Fiserv, Inc.
(a)
3,094,056
27,329 Global Payments, Inc. 2,714,316
54,610 Microsoft Corp. 13,096,570
59,860 Oracle Corp. 4,892,957
37,438,364
Materials - 7.2%
61,030 Berry Global Group, Inc. 3,688,043
37,223 Crown Holdings, Inc. 3,060,103
22,217 Franco-Nevada Corp. 3,032,176
9,780,322
Real Estate - 2.4%
28,530 Prologis, Inc. REIT 3,216,187
Total Common Stock (Cost $54,499,413) 120,081,984
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 10.2%
U.S. Treasury Securities - 10.2%
$ 3,000,000 U.S. Treasury
Bill
(b)
4.12% 02/16/23 2,985,100
1,000,000 U.S. Treasury
Bill
(b)
4.35  04/20/23 986,977
4,000,000 U.S. Treasury
Bill
(b)
4.47  05/18/23 3,932,359
2,000,000 U.S. Treasury
Bill
(b)
4.63  06/08/23 1,960,957
3,000,000 U.S. Treasury
Note/Bond 1.50  01/15/23 2,997,800
Principal
Security
Description Rate Maturity Value
$ 1,000,000 U.S. Treasury
Note/Bond 0.13% 03/31/23 $ 989,770
13,852,963
Total U.S. Government & Agency Obligations
(Cost $13,859,049) 13,852,963
Shares Security Description Value
Money Market Fund - 1.6%
2,128,303 First American Treasury Obligations Fund,
Class X, 4.20%
(c)
(Cost $2,128,303) 2,128,303
Investments, at value - 100.0% (Cost $70,486,765) $ 136,063,250
Other Assets & Liabilities, Net - 0.0% (11,006)
Net Assets - 100.0% $ 136,052,244
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 120,081,984
Level 2 - Other Significant Observable Inputs 15,981,266
Level 3 - Significant Unobservable Inputs –
Total $ 136,063,250
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 8.7%
Consumer Discretionary 7.2%
Consumer Staples 8.2%
Financials 18.4%
Health Care 8.6%
Information Technology 27.5%
Materials 7.2%
Real Estate 2.4%
U.S. Government & Agency Obligations 10.2%
Money Market Fund 1.6%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022
5
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $70,486,765) $ 136,063,250
Receivables:
Dividends and interest 144,035
Prepaid expenses 4,465
Total Assets
136,211,750
LIABILITIES
Payables:
Distributions payable 22,384
Accrued Liabilities:
Investment advisor fees 90,314
Fund services fees 17,315
Other expenses 29,493
Total Liabilities
159,506
NET ASSETS
$ 136,052,244
COMPONENTS OF NET ASSETS
Paid-in capital $ 70,734,826
Distributable Earnings 65,317,418
NET ASSETS
$ 136,052,244
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,767,564
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 17.52

The BeeHive Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED December 31, 2022
6
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $43,554) $ 1,469,477
Interest income 141,526
Total Investment Income
1,611,003
EXPENSES
Investment advisor fees 1,097,161
Fund services fees 213,289
Custodian fees 15,749
Registration fees 9,067
Professional fees 43,307
Trustees’ fees and expenses 7,984
Other expenses 46,392
Total Expenses 1,432,949
NET INVESTMENT INCOME
178,054
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 2,894,304
Net change in unrealized appreciation (depreciation) on investments
(35,850,629)
NET REALIZED AND UNREALIZED LOSS
(32,956,325)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (32,778,271)

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
7
See Notes to Financial Statements.
For the Year Ended December 31,
2022 2021
OPERATIONS
Net investment income $ 178,054 $ 133,435
Net realized gain 2,894,304 7,531,633
Net change in unrealized appreciation (depreciation) (35,850,629) 22,947,971
Increase (Decrease) in Net Assets Resulting from Operations
(32,778,271) 30,613,039
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(2,894,843) (9,200,707)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,643,851 1,590,570
Reinvestment of distributions 2,532,217 8,958,806
Redemption of shares
(8,045,891) (6,054,219)
Increase (Decrease) in Net Assets from Capital Share Transactions
(3,869,823) 4,495,157
Increase (Decrease) in Net Assets
(39,542,937) 25,907,489
NET ASSETS
Beginning of Year
175,595,181 149,687,692
End of Year
$ 136,052,244 $ 175,595,181
SHARE TRANSACTIONS
Sale of shares 83,365 74,670
Reinvestment of distributions 140,053 414,425
Redemption of shares
(403,858) (288,033)
Increase (Decrease) in Shares
(180,440) 201,062

The BeeHive Fund
FINANCIAL HIGHLIGHTS
8
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Year Ended December 31,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Year
$ 22.09 $ 19.32 $ 17.00 $ 13.10 $ 15.23
INVESTMENT OPERATIONS
Net investment income (a) 0.02 0.02 0.04 0.24 0.13
Net realized and unrealized gain (loss)
(4.21) 3.97 2.61 4.50 (1.79)
Total from Investment Operations
(4.19) 3.99 2.65 4.74 (1.66)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.02) (0.02) (0.04) (0.24) (0.13)
Net realized gain
(0.36) (1.20) (0.29) (0.60) (0.34)
Total Distributions to Shareholders
(0.38) (1.22) (0.33) (0.84) (0.47)
NET ASSET VALUE, End of Year
$ 17.52 $ 22.09 $ 19.32 $ 17.00 $ 13.10
TOTAL RETURN
(19.02)% 20.79% 15.59% 36.28% (10.98)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 136,052 $ 175,595 $ 149,688 $ 134,415 $ 105,406
Ratios to Average Net Assets: (b)
Net investment income 0.12% 0.08% 0.23% 1.49% 0.84%
Net expenses 0.98% 0.97%(c) 0.98% 0.98% 0.99%
Gross expenses 0.98% 0.97% 0.99%(d) 0.98%(d) 0.99%(d)
PORTFOLIO TURNOVER RATE 14% 14% 22% 10% 10%
(a) Calculated based on average shares outstanding during each year.
(b) The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(c) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
9
Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as the Fund’s valuation designee, to perform any fair value determinations for securities and other assets held by the Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various inputs used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
10
limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2022, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with
Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets. The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
11
paid any distribution fees to date. The Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% of the Fund’s average daily net assets through April 30, 2023.
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if the recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. As of December 31, 2022 , $ 0 is subject to recapture by the Advisor. Refer back to the Statement of Operations to see what was recouped during the year.
Note 5. Security Transactions
Investment transactions for the year ended December 31, 2022, excluding U.S. Government and Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the year ended December 31, 2022, were as follows:
Note 6. Federal Income Tax
As of December 31, 2022, the cost of investments for federal income tax purposes is $70,506,744, and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Non-U.S. Government Obligations
Purchases Sales
$ 18,968,633 $ 39,775,018
U.S. Government Obligations
Purchases Sales
$ 959,375 $ 940,000
Gross Unrealized Appreciation
$ 67,549,256
Gross Unrealized Depreciation
(1,992,750)
Net Unrealized Appreciation
$ 65,556,506

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
12
As of December 31, 2022 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to post-October losses and wash sales.
For tax purposes, the current year post-October loss was $ 241,021 (realized during the period November 1, 2022 through December
31, 2022 ). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, January 1, 2023.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
2022 2021
Ordinary Income $ 182,044 $ 148,822
Long-Term Capital Gain 2,712,799 9,051,885
$ 2,894,843 $ 9,200,707
Undistributed Ordinary Income
$ 1,933
Capital and Other Losses
(241,021)
Unrealized Appreciation
65,556,506
Total
$ 65,317,418

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
13
To the Board of Trustees of Forum Funds
and the Shareholders of The BeeHive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of The BeeHive Fund, a series of shares of beneficial interest in Forum Funds (the “ Fund ”), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “ financial statements ”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“ PCAOB ”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one of more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 24 , 2023

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
14
Investment Advisory Agreement Approval
At the September 15, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the Fund (the “Advisory Agreement”).
In preparation for its deliberations, the Board requested and reviewed written responses from the Advisor to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Advisor. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Advisor and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Advisor, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the Advisor with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Advisor from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Advisor was an ongoing one and, in this regard, the Board considered information provided by the Advisor at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Advisor and a discussion with the Advisor about the Advisor’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Advisor under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Advisor with principal responsibility for the
Fund’s investments, as well as the investment philosophy and decision-making process of the Advisor and the capability and integrity of the Advisor’s senior management and staff.
The Board considered also the adequacy of the Advisor’s resources. The Board noted the Advisor’s representation that the firm is in stable financial condition and that the firm has the operational capability, the staffing and experience and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Advisor in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Advisor regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed its primary benchmark, the S&P 500 Index, for the one-, three-, five-, and 10-year periods ended June 30, 2022, and for the period since the Fund’s inception on September 2, 2008. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and
10-year periods ended June 30, 2022.
The Board noted the Advisor’s representation that the Fund’s relative underperformance could be attributed, at least in part, to underweight exposure to certain outperforming sectors relative to the benchmark and peers during the most recent one-year period.
The Board also noted the Advisor’s representation that the Fund’s underperformance during the six-month period ended December
31, 2017 had a disproportionately negative impact on the Fund’s longer-term performance. The Board noted further the Advisor’s representation that the investment process for the Fund is focused on identifying high-quality businesses with durable profit growth and that, in periods of strong economic growth and exuberant investor sentiment, such as the market environment of the last several years, these attributes tend to be out of favor in the market. The Board considered the Advisor’s explanation that, in 2019, when there were concerns about economic growth and the U.S. Federal Reserve cut interest rates, the Fund outperformed its benchmark for the one-year period ended December 31, 2019. Finally, the Board noted the Advisor’s representation that, based on the Advisor’s communications with Fund shareholders and the predominantly taxable shareholder base, the Advisor remained sensitive to the tax

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
15
implications of portfolio turnover, which, in certain cases, has led to holding investments with unrealized capital gains that current market sentiment indicates are overvalued relative to alternatives in the market. The Board observed that the Fund’s tax sensitivity could, and had, resulted in, differences in the performance of the Fund compared to its peers and benchmark. The Board noted
the Advisor’s representation that the Fund’s shareholders with whom the Advisor had communicated consistently and repeatedly expressed comfort with and confidence in the investment approach for the Fund.
Based on the foregoing, including the Advisor’s representations regarding the Fund’s performance and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Advisor’s continued management of the Fund.
Compensation
The Board evaluated the Advisor’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and actual total expense ratios of the Fund compared to its Strategic Insight peer group. The Board observed that, although the net advisory fee for the Fund was higher than the median of the Strategic Insight peer group, it was within a reasonable range. The Board also observed that the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group. In addition, the Board noted that the Advisor had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund (subject to certain exceptions) at or below 0.99%. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Advisor regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Advisor’s resources devoted to the Fund, as well as the Advisor’s discussion of costs and profitability of its Fund activities. The Board noted the Advisor’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Advisor indicating its profitability and expenses from overall operations and the Advisor’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Advisor, the Board concluded that the Advisor’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Advisor’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low asset level and because the
Advisor was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-
upon expense cap, the Advisor was not proposing breakpoints in the advisory fee at this time. Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Advisor from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
16
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Act. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September
15, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 7.57% as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund also designates 0.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of $2,712,799.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
17
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 684-4915.
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,005.50 $ 5.00 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.20 $ 5.04 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
18
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-ANR-1222

Annual Report
DECEMBER 31, 2022

Table of Contents
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 21
Additional Information (Unaudited) 22

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2022
Dear Fellow Shareholder,
2022 was another tough year for global equity markets on the back of: high inflation leading to aggressive central bank rate hikes; the lingering effects of the pandemic; China lockdowns and recent lifting of stringent zero-COVID policies; factory and supply chain disruptions; the Russia-Ukraine conflict and the ensuing sanctions and energy constraints; and ongoing concerns about waning economic growth. New nomenclature was introduced, with “polycrisis” used to describe this series of headwinds. While the turmoil impacted markets earlier in the year, the fourth quarter saw a marked recovery, backed by pricing power and moderating inflation data. With conflicting market metrics, defensives performed better overall for the year led by health care, energy, utilities and consumer staples.
The Polaris Global Value Fund, which had double-digit gains from its health care and energy holdings, returned -12.01%, outperforming the MSCI World Index, which lost -18.14%. Other relatively strong results were recorded in industrials, real estate and communication services, offset by consumer discretionary and materials sector detractors. From a country perspective, the Fund had notable contributions from Switzerland, Singapore and the Netherlands, as well as off-benchmark gains in Chile and Taiwan. Detractors included the United Kingdom, South Korea and Canada.
During the year, the Fund re-evaluated certain longer-term holdings, selling overvalued companies or those experiencing new structural declines in increasingly competitive industries. In fact, Fund strategy focused on selling more investments than were purchased. Shareholders may recall the number of holdings increased in 2020, capitalizing on the attractively-
priced opportunities during the initial onset of the pandemic; the Fund has now reduced the level of holdings. New additions included stocks from traditionally-defensive sectors such as health care (Horizon Therapeutics, Gilead Sciences)
and consumer staples (Ahold Delhaize, Nomad Foods) as well as select cyclicals likely able to withstand current market conditions and outperform in a resurgent growth economy.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call (888) 263-5594. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.21%. The Fund’s annual operating expense ratio has been reduced to 0.99%, effective as of January 1, 2014 through April 30, 2023, due to the Adviser’s contractual agreement to waive its fee and/or reimburse expenses to limit Total Annual Fund Operating Expenses. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower.
2022 Annualized As of  December 31, 2022
YTD Q IV Q III Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD*
Polaris Global Value Fund -12.01% 16.76% -9.26% -12.94% -4.62% -12.01% 2.69% 3.04% 8.47% 5.41% 8.69% 8.82%
MSCI World Index, net dividends reinvested -18.14% 9.77% -6.19% -16.19% -5.15% -18.14% 4.94% 6.14% 8.85% 5.40% 8.18% 6.63%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2022
2022 PERFORMANCE ANALYSIS:
The Fund’s health care holdings contributed most to performance in absolute terms, led by a handful of pharmaceutical companies with impressive drug pipelines. United Therapeutics (UTHR) reached new highs, reporting excellent quarterly results after the U.S. Food and Drug Administration (FDA) approved its Tyvaso dry powder inhaler for interstitial lung disease. Tyvaso is expected to make immediate inroads, with projections for 30% market share capture. The approval extends UTHR’s existing pulmonary drug franchise and creates a greater barrier against competitors. A fourth-quarter purchase, Horizon Therapeutics proved attractive with its flagship thyroid and gout drugs. Tepezza, which targets thyroid eye disease, is already a multi-billion-dollar drug with an IP patent through 2033 and Krystexxa (for gout) has the potential to be equally successful. Amgen sought to acquire the company a few weeks after Polaris invested. The deal is valued at
$27.8 billion, which represents a 48% premium to Horizon’s stock price closing on November 29, 2022.
The list of strong biopharmas continued with Gilead Sciences, AbbVie Inc. and Jazz Pharmaceuticals up markedly for the year. Gilead Sciences reported robust results headlined by advances in its flagship HIV/AIDS medication, oncological cell therapies and governmental approvals of its lymphoma drugs. AbbVie reported upbeat full year guidance, as its immunology and hematology drug treatments gained traction while its ulcerative colitis drug was approved by the FDA.
Jazz Pharmaceuticals’ stock price declined as investors were overly concerned about possible generic competition for its narcolepsy drug, Zywav. However, the concern was for naught as Jazz’s new low-sodium formulation of Zywav gained market share over the higher-sodium alternative. We added to the Jazz position and the stock price rebounded in the second half of the year.
The Fund’s holdings in the energy sector were also top contributors. In early 2022, oil prices rose on the back of growing demand and tight supply. Supply proved even more fragile as sanctions halted Russian oil and gas exports. As oil prices rose so too did the stock prices of Polaris’ energy holdings, Marathon Petroleum and Williams Companies. U.S.-based oil refiner, Marathon, started up the Dickinson renewable diesel facility and continued converting the Martinez refinery into a renewable fuels facility. In March, the company announced a 50/50 joint venture with Neste, which is expected to contribute a total of $1 billion toward the Martinez project. Sentiment on natural gas appears to be shifting as a viable alternative in light of rising energy costs, and Williams is at the center of this industry in the U.S., with record volume delivery on its
Transco interstate pipeline. Williams also gained after a judge ruled that Energy Transfer LP would have to pay $410 million to Williams after scuttling a $33 billion merger back in 2016.
Among the top performing industrials were Science Applications (SAIC), General Dynamics, Marubeni Corp. and Allison
Transmission. The Russia-Ukraine conflict spurred on European rearmament considerations, boosting defense stocks industry-wide including General Dynamics. SAIC, the defense IT cybersecurity business, was up as focus returned to cyber warfare over fears of Russian intrusion. The company reported robust quarterly results with higher revenue, earnings and net bookings. SAIC also announced the acquisition of Halfaker & Associates, intending to expand its digital technology footprint in the public health sector. High commodity prices and a weaker Yen helped Marubeni, the Japanese international trading house. The company reported solid earnings across its agriculture, energy, food and metals businesses, subsequently increasing dividends and share buybacks. A further boost: In November, Warren Buffett’s Berkshire Hathaway raised its stakes in each of Japan’s five biggest trading houses. Allison Transmission, the largest manufacturer of medium- and heavy-

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2022
duty fully automatic and energy savings transmissions for commercial and defense vehicles, reported robust revenues and earnings driven by resilient customer demand and record net sales outside North America.
As the largest sector weighting in the Fund, financials had barbell returns with some of the top portfolio performers juxtaposed against some of the largest detractors. Insurers including Hannover Re, Munich Re and Chubb Limited gained on advantageous policy pricing. A convergence of global events (Russia-Ukraine war, Hurricane Ian), 40-year high inflation and a decline in capital to underpin underwriting activity led to the firmest pricing environment in years. Singapore-based
United Overseas Bank (UOB) made its largest acquisition in 16 years, agreeing to buy the consumer assets of Citigroup in Indonesia, Malaysia, Thailand and Vietnam. The deal will double UOB’s client base in these countries, which the company dubbed “a very good strategic fit”. Conversely, Germany’s flatexDEGIRO AG cut its fiscal year revenue forecast, anticipating fewer retail investor trades in a down market. Additionally, German regulators required flatexDEGIRO to increase its capital base and install upgraded regulatory and audit systems to handle its growth. While higher inflation helped some U.S. banks (i.e. higher net interest margins), Capital One wasn’t one of them. Inflation will impact Capital
One’s borrowers and normalize credit losses, trending upward from very low metrics. The bank’s portfolio of consumer credit cards and auto financing will come under pressure.
Consumer discretionary results lagged due to U.K. homebuilders Bellway and Taylor Wimpey. Despite reporting positive operations and outlook, both stocks have been hit hard on the ongoing cost burdens and uncertainties around cladding and remediating fire safety defects in multi-story buildings. The increase in U.K. interest rates raised concerns about future home buying. Auto manufacturers and auto parts suppliers felt the pinch of the Ukraine war, which disrupted the supply of vehicle wiring harnesses. This was an add-on to an already pressured supply environment. Among company specific news,
South Korean auto maker, Kia Corp, had slack results on the back of higher costs and extra provisions for engine recalls.
Headwinds included the U.S. Inflation Reduction Act and how EV subsidies will impact the broader auto market, as well as weakening demand metrics (and the congruent rising incentive programs to prop up sales) heading into 2023. Slower production for Apple’s iPhone 14 led to worries about Sony Group Corp.’s image sensor business, with a weak smartphone shipment outlook pressuring Sony’s stock.
The biggest materials sector detractor was Alrosa PJSC, the Russian diamond miner. Sanctions prohibit Western investors from buying or selling Alrosa, along with other Russian stocks. Therefore, the Fund place a fair value of virtually zero on the holding. The stock is still traded on the Moscow Exchange but it could be some time before the Fund can realize the value of the investment. Growing copper demand (on the back of energy transition and China’s re-opening) can’t keep up with supply, as a limited number of mining companies dominate the market. New entrants simply face too many headwinds:
onerous mine permitting, ore grade deteriorating, political uncertainty and other operating disruptions. As a result, supply-
demand metrics favor existing well-run mining companies. For example, Antofagasta gained on higher copper prices and good results. Lundin Mining Corp. was initially up on higher copper prices as well, but declined on news of a sinkhole near its Candelaria mine and other operational issues.
The information technology sector rivalled communication services as the worst performer in the MSCI World Index for the year; the Fund was underweight and outperformed in both sectors. The Fund had modest gains from Catcher Technology,
Avnet Inc. and MKS Instruments offset by losses from SK Hynix and Samsung Electronics. Both slid as demand fell

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2022
and production built up too much inventory. We expect this downturn to last no more than a few quarters, as the global consumption of semiconductor chips is expected to increase in even a modest growth economy.
The following table shows the Fund’s asset allocation at December 31, 2022.
Table may not cross foot due to rounding.
INVESTMENT ENVIRONMENT AND STRATEGY:
Inflation concerns will likely persist for the coming quarters. With a resurgence of COVID cases, China’s factories and shipping facilities are understaffed, and supply chain bottlenecks continue. The supply-demand constraints remain ever present. The same basic premise holds true for Europe, which has limited oil, natural gas and food commodity supplies as a result of the escalating Russian-Ukraine war.
However, we expect China’s economy will rebound as COVID infections eventually run their course and herd immunity reduces future rates of infection. Against this backdrop, we believe that freight rates and supply chain issues will decline and the base effect will naturally result in lower year-over-year inflation. In the meantime, we believe central banks worldwide will raise interest rates to temper inflation – albeit at more metered increments. Regardless of the pace of hikes, the end result is the same: the nominal cost of capital will be higher than in the last decade.
We would like to see a return to positive real interest rates (interest rates adjusted to remove inflation), which would be favorable for our value-based investment strategy. However, this will prove a balancing act for central bankers, who must be concerned about the public sector’s ability to pay debt in a high inflationary environment. Keeping real interest rates low takes some of the debt obligation/default pressure off the public sector. Yet low real rates also allow for asset inflation and potential bubbles. We are watching the tension in this tradeoff as it impacts policy. In either environment, our task is to maintain the discipline to invest in those companies that we believe have the potential to increase future cash flows, which benefits the Fund.
As always, we welcome your questions and comments.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Comm.
Services
Real
Estate Cash
N. America
71.5%
50.8% 4.1% 1.2% 3.2% 4.4% 3.9% 2.3% 10.9% 14.3% 6.0% 0.6% 0.0% 0.0%
Japan
6.3%
5.7% 0.0% 0.0% 0.7% 1.7% 2.1% 0.0% 0.0% 0.0% 0.0% 1.0% 0.2% 0.0%
Other Asia
3.6%
9.01% 0.0% 0.0% 0.0% 1.5% 2.3% 0.0% 0.0% 2.0% 2.1% 1.0% 0.0% 0.0%
Europe
16.4%
23.5% 0.0% 0.0% 4.7% 1.7% 4.4% 2.0% 2.6% 4.5% 0.0% 3.5% 0.0% 0.0%
Scandinavia
2.3%
6.0% 0.0% 0.0% 1.3% 1.8% 0.3% 0.0% 0.0% 2.6% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
1.0% 0.0% 0.0% 1.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
4.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 4.0%
Portfolio Totals 100.0% 4.1% 1.2% 10.9% 11.1% 13.0% 4.3% 13.5% 23.4% 8.1% 6.2% 0.2% 4.0%
MSCI World Weight 5.7% 3.2% 4.5% 10.7% 10.0% 7.9% 14.5% 14.3% 20.2% 6.4% 2.7% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2022
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager
As of December 31, 2022, the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer
Total Market
Value
United Therapeutics Corp. 1.9%
Marubeni Corp. 1.7%
AbbVie, Inc. 1.7%
Crocs, Inc. 1.6%
Williams Cos., Inc. 1.6%
Percentage of
Issuer
Total Market
Value
CVS Health Corp. 1.6%
UnitedHealth Group, Inc. 1.6%
Weichai Power Co., Ltd. 1.5%
Allison Transmission Holdings, Inc. 1.5%
Gilead Sciences, Inc. 1.5%
Polaris Global Value Fund MSCI World Index
2022 -12.01% -18.14%
2021 15.3 6% 21.82%
2020 6.6 8% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
Polaris Global Value Fund MSCI World Index
2005 10.52% 9.49%
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2022
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
The MSCI World Index measures the performance of a diverse range of global stock markets in the United States, Canada,
Europe, Australia, New Zealand, and the Far East. The MSCI World Index is unmanaged and does include the reinvestment of dividends, net of withholding taxes. One cannot invest directly in an index.
The views in this letter were those of the Fund manager as of December 31, 2022 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 263-5594. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.21%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2023 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the year, certain fees were waived and/
or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a
1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Year Ten Year
Polaris Global Value Fund -12.01% 3.04% 8.47%
MSCI World Index -18.14% 6.14% 8.85%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.1%
Canada - 5.3%
436,400 Lundin Mining Corp. $ 2,678,348
72,282 Magna International, Inc. 4,060,391
140,237 Methanex Corp. 5,309,120
122,700 Open Text Corp. 3,635,690
80,363 Toronto-Dominion Bank 5,203,415
20,886,964
Chile - 1.0%
210,600 Antofagasta PLC 3,934,919
China - 1.5%
4,442,000 Weichai Power Co., Ltd. 5,964,058
France - 4.5%
132,000 Cie Generale des Etablissements
Michelin SCA 3,671,663
54,107 IPSOS 3,388,251
88,976 Publicis Groupe SA 5,659,417
49,853 Vinci SA 4,978,432
17,697,763
Germany - 4.3%
238,642 Deutsche Telekom AG 4,761,156
167,400 flatexDEGIRO AG
(a)
1,133,576
27,200 Hannover Rueck SE 5,401,060
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,401,916
16,697,708
Ireland - 2.9%
1,036,300 Greencore Group PLC
(a)
803,693
33,200 Jazz Pharmaceuticals PLC
(a)
5,289,092
141,352 Smurfit Kappa Group PLC 5,229,280
11,322,065
Italy - 0.3%
3,659,234 TREVI - Finanziaria Industriale
SpA
(a)
1,249,531
Japan - 5.7%
367,000 Daicel Corp. 2,670,565
7,300 Daito Trust Construction Co., Ltd. 753,139
150,500 Honda Motor Co., Ltd. 3,476,958
131,900 KDDI Corp. 4,002,025
586,500 Marubeni Corp. 6,770,402
62,500 Sony Group Corp. 4,778,936
22,452,025
Netherlands - 1.1%
143,600 Koninklijke Ahold Delhaize NV 4,125,752
Shares Security Description Value
Norway - 4.0%
244,996 DNB Bank ASA $ 4,862,758
329,537 SpareBank 1 SR-Bank ASA 4,060,011
158,654 Sparebanken Vest 1,496,369
116,600 Yara International ASA 5,124,935
15,544,073
Puerto Rico - 1.4%
84,300 Popular, Inc. 5,590,776
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)(b)
427
Singapore - 1.3%
225,050 United Overseas Bank, Ltd. 5,158,306
South Korea - 6.1%
18,600 Hyundai Mobis Co., Ltd. 2,949,229
91,400 Kia Corp. 4,286,295
28,400 LG Electronics, Inc. 1,942,744
456,615 LG Uplus Corp. 3,990,190
104,584 Samsung Electronics Co., Ltd. 4,573,741
97,000 Shinhan Financial Group Co., Ltd. 2,700,198
61,400 SK Hynix, Inc. 3,641,756
24,084,153
Sweden - 2.0%
119,300 Duni AB, Class A
(a)
985,511
100,203 Loomis AB 2,746,380
272,600 SKF AB, Class B 4,157,634
7,889,525
Switzerland - 2.7%
26,144 Chubb, Ltd. 5,767,367
54,200 Novartis AG 4,899,776
10,667,143
United Kingdom - 7.9%
348,500 Amcor PLC 4,150,635
260,748 Babcock International Group PLC
(a)
889,583
141,156 Bellway PLC 3,255,160
447,110 Inchcape PLC 4,432,376
15,513 Linde PLC 5,060,030
243,129 Mondi PLC 4,142,955
77,128 Next PLC 5,413,741
171,300 Nomad Foods, Ltd.
(a)
2,953,212
477,702 Taylor Wimpey PLC 587,047
30,884,739
United States - 44.1%
40,551 AbbVie, Inc. 6,553,447
142,300 Allison Transmission Holdings, Inc. 5,919,680
51,200 Arrow Electronics, Inc.
(a)
5,353,984
110,500 Avnet, Inc. 4,594,590
76,400 Berry Global Group, Inc. 4,616,852
103,900 Brookline Bancorp, Inc. 1,470,185

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
United States - 44.1% (continued)
14,200 Cambridge Bancorp $ 1,179,452
45,800 Capital One Financial Corp. 4,257,568
54,351 Carter's, Inc. 4,055,128
219,774 Colony Bankcorp, Inc. 2,788,932
59,376 Crocs, Inc.
(a)
6,438,140
66,400 CVS Health Corp. 6,187,816
62,335 Dime Community Bancshares, Inc. 1,984,123
11,100 Elevance Health, Inc. 5,693,967
22,767 General Dynamics Corp. 5,648,720
68,100 Gilead Sciences, Inc. 5,846,385
39,800 Horizon Therapeutics PLC
(a)
4,529,240
49,800 Ingredion, Inc. 4,876,914
20,300 Intel Corp. 536,529
108,963 International Bancshares Corp. 4,986,147
40,200 JPMorgan Chase & Co. 5,390,820
25,800 M&T Bank Corp. 3,742,548
42,982 Marathon Petroleum Corp. 5,002,675
19,400 Microsoft Corp. 4,652,508
54,600 MKS Instruments, Inc. 4,626,258
57,176 NextEra Energy, Inc. 4,779,914
52,500 Northern Trust Corp. 4,645,725
222,722 NOV, Inc. 4,652,663
46,600 Premier Financial Corp. 1,256,802
55,429 Sally Beauty Holdings, Inc.
(a)
693,971
52,100 Science Applications International
Corp. 5,779,453
271,500 SLM Corp. 4,506,900
107,200 The Carlyle Group, Inc. 3,198,848
72,900 The Interpublic Group of Cos., Inc. 2,428,299
65,000 Tyson Foods, Inc., Class A 4,046,250
27,300 United Therapeutics Corp.
(a)
7,591,857
11,668 UnitedHealth Group, Inc. 6,186,140
120,438 Webster Financial Corp. 5,701,535
192,500 Williams Cos., Inc. 6,333,250
172,734,215
Total Common Stock (Cost $311,999,097) 376,884,142
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,312) $ 1.30 05/05/25 9,651
Shares Security Description Value
Money Market Fund - 3.8%
14,927,487 Northern Institutional
Treasury Portfolio
Premier Shares, 3.77%
(c)
(Cost $14,927,487) $ 14,927,487
Investments, at value - 99.9% (Cost $327,927,896) $ 391,821,280
Other Assets & Liabilities, Net - 0.1% 248,787
Net Assets - 100.0% $ 392,070,067
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $427 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2022.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
10
See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 20,886,964 $ – $ – $ 20,886,964
Chile 3,934,919 – – 3,934,919
China 5,964,058 – – 5,964,058
France 17,697,763 – – 17,697,763
Germany 16,697,708 – – 16,697,708
Ireland 11,322,065 – – 11,322,065
Italy 1,249,531 – – 1,249,531
Japan 22,452,025 – – 22,452,025
Netherlands 4,125,752 – – 4,125,752
Norway 15,544,073 – – 15,544,073
Puerto Rico 5,590,776 – – 5,590,776
Russia – – 427 427
Singapore 5,158,306 – – 5,158,306
South Korea 24,084,153 – – 24,084,153
Sweden 7,889,525 – – 7,889,525
Switzerland 10,667,143 – – 10,667,143
United Kingdom 30,884,739 – – 30,884,739
United States 172,734,215 – – 172,734,215
Warrants 9,651 – – 9,651
Money Market Fund – 14,927,487 – 14,927,487
Investments at Value $ 376,893,366 $ 14,927,487 $ 427 $ 391,821,280
Common Stock
Balance as of 12/31/21 $ -
Transfers in from Level 1 427
Balance as of 12/31/22
$ 427
Net change in unrealized depreciation from
investments held as of 12/31/22 $ (5,148,788)
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 6.2%
Consumer Discretionary 13.0%
Consumer Staples 4.3%
Energy 4.1%
Financials 23.4%
Health Care 13.5%
Industrials 11.3%
Information Technology 8.1%
Materials 10.9%
Real Estate 0.2%
Utilities 1.2%
Warrants 0.0%
Money Market Fund 3.8%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2022
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $327,927,896) $ 391,821,280
Receivables:
Fund shares sold 108,330
Dividends 1,347,207
Prepaid expenses 12,926
Total Assets
393,289,743
LIABILITIES
Payables:
Fund shares redeemed 496,340
Distributions payable 369,973
Accrued Liabilities:
Investment adviser fees 246,128
Fund services fees 38,272
Other expenses 68,963
Total Liabilities
1,219,676
NET ASSETS
$ 392,070,067
COMPONENTS OF NET ASSETS
Paid-in capital $ 338,567,613
Distributable Earnings 53,502,454
NET ASSETS
$ 392,070,067
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 14,298,663
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 27.42

Polaris Global Value Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2022
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $967,749) $ 11,375,518
Interest income 118
Total Investment Income
11,375,636
EXPENSES
Investment adviser fees 4,172,339
Fund services fees 523,387
Custodian fees 110,075
Registration fees 25,638
Professional fees 60,955
Trustees' fees and expenses 13,767
Other expenses 231,703
Total Expenses 5,137,864
Fees waived
(1,007,264)
Net Expenses
4,130,600
NET INVESTMENT INCOME
7,245,036
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(9,271,364)
Foreign currency transactions
(217,561)
Written options
194,021
Net realized loss
(9,294,904)
Net change in unrealized appreciation (depreciation) on:
Investments
(57,338,651)
Foreign currency translations
(30,128)
Written options
(48,695)
Net change in unrealized appreciation (depreciation)
(57,417,474)
NET REALIZED AND UNREALIZED LOSS
(66,712,378)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (59,467,342)

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Years Ended December 31,
2022 2021
OPERATIONS
Net investment income $ 7,245,036 $ 7,526,532
Net realized gain (loss) (9,294,904) 20,685,590
Net change in unrealized appreciation (depreciation) (57,417,474) 40,453,928
Increase (Decrease) in Net Assets Resulting from Operations
(59,467,342) 68,666,050
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(13,386,981) (19,470,505)
CAPITAL SHARE TRANSACTIONS
Sale of shares 32,157,816 48,232,645
Reinvestment of distributions 12,567,826 18,438,772
Redemption of shares
(72,602,443) (73,837,293)
Redemption fees
6,186 26,417
Decrease in Net Assets from Capital Share Transactions
(27,870,615) (7,139,459)
Increase (Decrease) in Net Assets
(100,724,938) 42,056,086
NET ASSETS
Beginning of Year
492,795,005 450,738,919
End of Year
$ 392,070,067 $ 492,795,005
SHARE TRANSACTIONS
Sale of shares 1,114,016 1,483,117
Reinvestment of distributions 450,865 576,543
Redemption of shares
(2,540,996) (2,265,782)
Decrease in Shares
(976,115) (206,122)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Year
$ 32.26 $ 29.12 $ 27.72 $ 23.41 $ 27.71
INVESTMENT OPERATIONS
Net investment income (a) 0.50 0.48 0.32 0.62 0.47
Net realized and unrealized gain (loss)
(4.37) 3.97 1.53 4.72 (3.97)
Total from Investment Operations
(3.87) 4.45 1.85 5.34 (3.50)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.43) (0.50) (0.34) (0.68) (0.77)
Net realized gain
(0.54) (0.81) (0.11) (0.35) (0.03)
Total Distributions to Shareholders
(0.97) (1.31) (0.45) (1.03) (0.80)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 27.42 $ 32.26 $ 29.12 $ 27.72 $ 23.41
TOTAL RETURN
(12.01)% 15.36% 6.68% 22.79% (12.66)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 392,070 $ 492,795 $ 450,739 $ 468,882 $ 422,161
Ratios to Average Net Assets:
Net investment income 1.74% 1.47% 1.34% 2.35% 1.74%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.23% 1.21% 1.24% 1.23% 1.23%
PORTFOLIO TURNOVER RATE 19% 19% 57% 10% 22%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the
Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2022, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of December 31, 2022, if any, are disclosed in the Fund’s
Schedule of Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
December 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings
LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2023. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the year ended December 31,
2022, fees waived were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2022, were $76,680,406 and $119,649,743, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for year ended December
31, 2022, for any derivative type that was held during the year is as follows:
The Fund’s use of derivatives during the year ended December 31, 2022, was limited to written options.
Realized and unrealized gains and losses on derivative contracts during the year ended December 31, 2022, by the Fund are recorded in the following locations on the Statement of Operations:
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 954,764 $ 52,500 $ 1,007,264
Written Options $ (1,148,083)
Location: Equity Contracts
Net realized gain (loss) on:
Written options $ 194,021
Total net realized gain (loss) $ 194,021
Net change in unrealized appreciation (depreciation) on:
Written options $ (48,695)
Total net change in unrealized appreciation (depreciation) $ (48,695)

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
Note 7. Federal Income Tax
As of December 31, 2022, the cost of investments for federal income tax purposes is $327,976,021 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2022, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and return of capital on equity securities.
As of December 31, 2022, the Fund had $2,210,298 of available long-term capital loss carryforwards and $8,159,186 of available short-term capital loss carryforwards that have no expiration date.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Gross Unrealized Appreciation
$ 94,976,267
Gross Unrealized Depreciation
(31,131,008)
Net Unrealized Appreciation
$ 63,845,259
2022 2021
Ordinary Income $ 6,534,852 $ 15,943,102
Long-Term Capital Gain 6,852,129 3,527,403
$ 13,386,981 $ 19,470,505
Undistributed Ordinary Income
$ 62,720
Capital and Other Losses
(10,369,484)
Unrealized Appreciation
63,809,218
Total
$ 53,502,454

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of Polaris Global Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Polaris Global Value Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 24, 2023

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2022
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 15, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2022
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
July 1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 49.38 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD)
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,059.51 $ 5.14 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2022
and 97.42 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates
7.41 % as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of $6,852,129.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 263-5594 or visit the Fund's website at www.polarisfunds.com.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2022
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

INTENTIONALLY LEFT BLANK

INTENTIONALLY LEFT BLANK

Annual Report
DECEMBER 31, 2022
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-ANR-1222

Lisanti Small
Cap Growth Fund
Annual Report
December 31, 2022

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
1
Dear Shareholder,
For the time period July 1, 2022-December 31, 2022, the Lisanti Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index. The Information Technology, Financials and Consumer
Discretionary sectors were of benefit to the portfolio, while the Health Care, Industrials and Energy sectors were of detriment to the portfolio. The trends seen in the first half of 2022 continued in the back half of
2022, with lower valuation, higher yielding stocks outperforming their growthier brethren—those with high
Return on Invested Capital and high quality characteristics. Unlike the first half of the year, the back half of 2022 saw a bit more differentiation among companies. However, pressures on companies that missed earnings or underperformed on any metric continued to be quite intense, and certain sectors—mainly those that were higher growth, with concurrent higher relative valuations—continued to see significant downward pressure.
We benefitted from our investment in semiconductors and idiosyncratic companies tied to the rural telecom infrastructure buildout and industrial automation in Information Technology in the back half of the year, our focus on insurers in Financials and our overweight in Consumer Discretionary stocks. The valuation compression in the consumer discretionary sector was severe as investors assumed that a recession was imminent. This meant that investors heavily discounted forward earnings estimates and in many cases assumed significant earnings declines would occur in the back half of 2022. When those earnings declines failed to materialize, many of the stocks outperformed. A good example of this phenomenon was Crocs.
Crocs stock declined to the high $40s-low $50s in late June/early July, which equated to a price/earnings ratio of 6.0x 2021 earnings, as investors grew concerned that Crocs would see earnings decline in 2022.
While the company has yet to report the fourth quarter of 2022, Crocs appears to be on track to have grown earnings over 20% in 2022; as investors began to realize the resiliency of the company’s business model, the stock moved up in the back half of 2022.
While we had some successes, we also had some disappointments: in the Industrials sector, we had several earnings disappointments, most notably Dycom Industries and Mercury International, both of which experienced bumps in their growth paths; SunRun, which declined as investors grew concerned over rising interest rates and their impact on residential solar installations; and Chart Industries, which announced an acquisition that would significantly increase its debt level, with no clear plan at the time of the announcement for how the financing would occur and only limited availability of the growth profile of the acquisition. Health
Care suffered from the decline of the biotech space; although we were underweight that subsector, we did have some investments in that area and those stocks were under pressure as most of them will not earn money for years; we also saw continued disappointment in pharmaceutical and device companies tied to procedures, such as Pacira Biosciences, Vericel, and Orthopedics Inc. Our underweight position in the Energy sector was also of detriment to the portfolio in the second half of 2022.
For the year ended December 31, 2022, the Lisanti Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index. As you know, the level of underperformance relative to the benchmark is rare

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
2
for us and is typically only seen at the end of severe corrections or towards market bottoms—2008-2009 was the last period in which this occurred.
Our investment process is forward looking; that is because we believe, when one invests in publicly traded smaller growth companies, their ultimate value depends upon their future—what they will become—as much as it does what they are now, in the present. We believe that it is their ability to drive earnings growth and returns in investment above the rate at which the typical public company can grow, that drives their stock prices and their ultimate value on the public markets. When investors grow fearful of the future—particularly when that fear is driven by, in part, concerns over an economic downturn—investors tend to discount future earnings estimates, and are unwilling to pay premiums for a future that appears uncertain. Thus, the two main fundamental drivers of our investment process don’t work as well during those periods. Additionally, our investment discipline pushes us to identify companies whose stocks, we believe, are mispriced relative to their growth prospects. Thus, as we move through the latter stages of a significant decline, we focus on identifying the companies that can withstand the economic slowdown and come out of it positioned to accelerate their growth and profitability. Our investment process can sometimes cause us to be a bit early in identifying those companies—again, because we are looking forward-- and investing in them, during significant stock declines—detract from performance.
We believe there will be wide disparity in individual companies’ ability to manage through this slowdown. We are focused on several elements that we believe will create a higher probability of companies successfully navigating and emerging from the slowdown strongly positioned to grow: the ability to raise prices and the presence of internal growth drivers—such as new products, new areas of business, or the ability to increase the value of the service or product the company offers to its end customers. As always, with a fundamentally driven process, the key is in the details of how the company grows, and how it plans to grow. We are extremely focused on identifying those details and putting them through the filter of our experience, to make a judgement about how likely the company is to successfully navigate the economic backdrop and how well it will be positioned to accelerate growth as we move through the slowdown/recession and into the recovery.
As we moved through the fourth quarter of 2022, we saw an interesting dichotomy develop in the market:
the top-down strategists became more and more insistent that a recession was coming and that corporate earnings would be negatively impacted. At the same time, the managements of many smaller companies were actively reaching out to investors, either through attendance at conferences, or non-deal roadshows, to speak about their future growth prospects. In our experience, company managements only do that when they believe their stocks are “cheap” relative to their prospective fundamentals. As you know, small companies are often “the canaries in the coal mine” when it comes to economic activity; they tend to see changes in economic activity before the larger, S&P 500 companies do. We saw literally hundreds of smaller growth companies in the four months from September 1, 2022, through mid-January of 2023. Based on our conversations with them, we draw several conclusions:

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
3
We realize that this message is in direct contradiction to what some market strategists are saying, and we also realize that the Index of Leading Economic Indicators may suggest a more negative scenario. However, we believe it is possible that some of the normalization of backlogs may be distorting the LEIs (for instance, many smaller companies are refusing to take orders more than 12 months out, which means orders decline precipitously). Again, we think the base case is a mild recession, with rates remaining higher for longer due to the tightness in the labor market. Economists have estimated that we are still “short” 2.5 million employees; we believe that means that any individuals that are laid off will have an easier time finding work, which argues for the unemployment rate to stay low. We think this means that idiosyncratic drivers of growth and individual company fundamentals will increasingly matter more than top down, macroeconomic views.
Leaving aside the cyclical economic issues, we believe that secular challenges will remain, which may cause growth to be slower, or more volatile, than in the past. We are in the midst of multiple transitions:
• The odds of a “soft landing” have increased. Aside from housing, there is very little slowdown in industrial activity; and consumer spending, although slowing on the margin, is holding up reasonably well. Many of the companies with whom we spoke continue to have backlogs that run 12 months out or more; a normalization of the supply chain may allow them to pull forward some sales in 2023, increasing the odds that they could exceed analysts’ expectations. While it is normal to expect backlogs to decline, there is no indication that demand has slowed.
• Margins may improve in 2023 vs. 2022. Many smaller companies experienced significant increases in the cost of doing business in 2022. As prices for shipping costs and commodities normalize, they are in a position to see margin improvement in 2023, which may lessen the impact of any slowdown in sales, should it materialize. This situation may be unique to smaller companies, since they were at the tail end of the “food chain” on many of these situations and thus may have seen sharper increases in prices than the larger companies who had more pull with shippers, etc. because of their size. But if this turns out to be an accurate assessment, earnings may be better than expected for many smaller companies in 2023.
• A generational transition with employment, as the baby boomers retire and the millennials and the generations after them become more of a force in the workplace. As we know, they have different requirements from the workplace and different values from previous generations and expect that to transform the way we work, in some cases, permanently. Those changes may challenge commercial real estate and municipal and state tax bases.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
4
As a result of all of these transitions described above, we believe we are in an investment backdrop that has secularly higher inflation, secularly higher interest rates, and secularly slower growth than the world before the pandemic. This is not necessarily a bad thing—we believe there will still be opportunities to provide alpha for investors—but it does imply that investors must think a bit differently about opportunity and risk in the future.
To reflect this, we have repositioned the portfolio as follows:
• A transition from one source of energy (fossil fuels) to multiple sources of energy, including
“clean energy”. This will cause major new infrastructure to arise, as we transition to various other forms of energy such as electric, hydrogen, and smaller nuclear reactors to replace the declining fossil fuel energy complex. While this creates increased costs, it also creates significant opportunities. We have seen some of the potential of that change as we begin to move electric vehicles into the mainstream; there is more to come as we begin to transition our real estate infrastructure to cleaner forms of energy over the next decade.
• A restructuring of supply chains, to reflect the increased uncertainty in the world, and the cost of being halfway around the world from end markets. In a world where political tensions were minimized, being truly global with supply chains was a strong positive. In a world where political tensions are rising, we see many companies rethinking that strategy. Restructuring supply chains will be an expensive but necessary undertaking and will take a decade or longer to complete. Again, as with the energy transition, it will give rise to both risks and opportunities.
• Overweight Consumer—focused on companies that should see margin relief this year as freight costs and commodity costs decline, and that have a strong value proposition to offer consumers with their goods and/or experiences.
• Overweight Technology with a focus on Industrial Automation, AI, very select software companies that lower costs and improve productivity, and companies that are tied to alternative energy
(electric vehicles, solar, etc.).
• Overweight Industrials with a focus on companies benefitting from Aerospace/defense cycle, government spending, automation, artificial intelligence, and electric vehicles/alternative energy.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
5
As we look forward into 2023, we see a more benign environment for our style of investing than in 2022.
2022 had a number of unusual attributes that we do not think will be repeated:
As we always do at the end of every year, we examine our investment process to see what areas need to be strengthened and what we need to tweak. As we look into 2023, we have broadened our number of holdings from the usual 70-90, to 70-100. We believe that increasing the number of names slightly may dampen the volatility. We are also moving down in market capitalization. Our average weighted market capitalization is still over the Index’s--$4.36 billion, versus $3.35 billion for the Russell 2000 Growth Index. We are working
• Underweight Healthcare—focused on biopharma companies with strong new product pipelines, healthcare service companies that lower costs, and medtech companies that lower costs and improve outcomes in areas that are “must do” as opposed to “nice to do”.
• Underweight financials due to concerns over credit quality; focused on those companies that benefit from rising rates and can raise prices.
• Market weight Consumer Staples—focused on specialty staples which can take price.
• Market weight Energy with a focus on oil services, particularly international.
• Underweight communications services, real estate and utilities.
• Shocks to the system: We had several shocks—the geopolitical shock, the inflation shock, the supply chain shock—that made forecasting the year very difficult.
• Negative trading environment: 54% of the trading days in 2022 saw the Russell 2000 Index decline; this was the second highest percentage of down days since 1984.
• High correlation among asset classes: Asset correlations were the highest in over 40 years.
• Significant multiple compression: according to Credit Suisse, low P/E stocks outperformed high P/E stocks by a wide amount. In the Russell 2000 Index, according to Credit Suisse, low
P/E stocks outperformed high P/E stocks by 37.7%. In the Russell 1000 Growth Index, low P/E stocks outperformed high P/E stocks by 34.7%. Healthcare had the greatest outperformance by low P/E stocks, at 41%. Again, we historically have only seen this kind of disparity at the end of a cycle of underperformance of smaller companies.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
6
to move our average weighted market capitalization to below $4.0 billion by increasing the weighting in stocks with market capitalizations between $1.0 and $3.0 billion.
We are making these changes because we believe that we may be at the beginning of cycle of outperformance for smaller capitalization stocks. The last cycle of outperformance occurred over a decade ago, in 1999-2010.
The secular challenges we describe above, as well as the valuation disparity between smaller companies and larger companies, remind us of the 1975-1983 time frame, and the 1990-1996 period; both of those were periods of reasonably slower economic growth, as we made numerous transitions in the economy. These were also periods in which smaller capitalization companies outperformed larger capitalization companies, as they experienced faster earnings growth and had more reasonable valuations. If we are correct in our assessment that we are at the beginning of a new profit cycle for smaller companies, owning a few more names and moving smaller in market capitalization may be of benefit in delivering alpha to you, our investors.
We look for companies that have three components: strong secular trends driving their growth (secular growth stocks); companies that are able to drive growth through their own internal initiatives (structural growth stocks); and those companies that are in the midst of operational improvements/turnarounds
(transformational growth). We believe this focus is much more important than “value” or “growth” moniker, as the market continues the transition to an earnings driven, fundamentally focused environment.
We continue to work hard on your behalf; we thank you for your investment in the Fund.
All of us at Lisanti Capital Growth wish you and yours a happy, healthy and prosperous 2023.
Sincerely,
Mary Lisanti , CFA
President & Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2022
7
the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health Care companies may be affected by government regulations and government healthcare programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
The views in this report were those of the Fund manager as of December 31, 2022, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2022
8
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 441-7031. As stated in the
Fund’s prospectus, the annual operating expense ratio (gross) is 1.56%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2023
(the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Prior to September 19, 2022, shares redeemed within 30 days of purchase were charged a 1.00%
redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund -37.37% 5.48% 10.79%
Russell 2000 Growth Index -26.36% 3.51% 9.20%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2022
9
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.7%
Communication Services - 1.1%
6,210 Iridium Communications, Inc.
(a)
$ 319,194
32,960 Magnite, Inc.
(a)
349,047
668,241
Consumer Discretionary - 15.7%
9,450 Academy Sports & Outdoors, Inc. 496,503
10,605 Boot Barn Holdings, Inc.
(a)
663,024
10,165 Crocs, Inc.
(a)
1,102,191
1,035 Deckers Outdoor Corp.
(a)
413,131
7,820 Gentherm, Inc.
(a)
510,568
10,110 KB Home 322,003
3,410 Meritage Homes Corp.
(a)
314,402
1,795 Oxford Industries, Inc. 167,258
15,570 Planet Fitness, Inc., Class A
(a)
1,226,916
21,240 Taylor Morrison Home Corp.,
Class A
(a)
644,634
6,805 Texas Roadhouse, Inc. 618,915
2,360 Visteon Corp.
(a)
308,759
6,670 Wingstop, Inc. 917,925
49,475 Xponential Fitness, Inc., Class A
(a)
1,134,462
15,710 YETI Holdings, Inc.
(a)
648,980
9,489,671
Consumer Staples - 6.2%
8,645 Celsius Holdings, Inc.
(a)
899,426
29,635 elf Beauty, Inc.
(a)
1,638,816
8,060 Freshpet, Inc.
(a)
425,326
5,505 MGP Ingredients, Inc. 585,622
14,520 Sovos Brands, Inc.
(a)
208,652
3,757,842
Energy - 7.3%
13,840 ChampionX Corp. 401,221
15,375 Matador Resources Co. 880,065
36,890 Patterson-UTI Energy, Inc. 621,228
103,260 TechnipFMC PLC
(a)
1,258,739
24,630 Weatherford International PLC
(a)
1,254,160
4,415,413
Financials - 1.6%
3,595 Kinsale Capital Group, Inc. 940,164
Health-Care - 8.2%
5,190 Apellis Pharmaceuticals, Inc.
(a)
268,375
10,530 Axonics, Inc.
(a)
658,441
12,505 Halozyme Therapeutics, Inc.
(a)
711,534
15,035 Harmony Biosciences Holdings,
Inc.
(a)
828,428
7,730 Intra-Cellular Therapies, Inc.
(a)
409,072
16,515 IVERIC bio, Inc.
(a)
353,586
860 Karuna Therapeutics, Inc.
(a)
168,990
1,210 Madrigal Pharmaceuticals, Inc.
(a)
351,203
Shares Security Description Value
Health-Care - 8.2% (continued)
13,595 TransMedics Group, Inc.
(a)
$ 839,083
14,850 Veracyte, Inc.
(a)
352,391
4,941,103
Health-Care Equipment & Services - 16.9%
11,090 Acadia Healthcare Co., Inc.
(a)
912,929
18,870 AdaptHealth Corp.
(a)
362,681
5,775 Addus HomeCare Corp.
(a)
574,555
9,555 Globus Medical, Inc.
(a)
709,650
12,885 Haemonetics Corp.
(a)
1,013,405
28,750 Inmode, Ltd.
(a)
1,026,375
5,465 Inspire Medical Systems, Inc.
(a)
1,376,524
15,120 Paragon 28, Inc.
(a)
288,943
5,025 Penumbra, Inc.
(a)
1,117,862
1,390 Shockwave Medical, Inc.
(a)
285,798
20,360 Silk Road Medical, Inc.
(a)
1,076,026
28,340 Supernus Pharmaceuticals, Inc.
(a)
1,010,888
4,845 Surgery Partners, Inc.
(a)
134,982
1,310 The Ensign Group, Inc. 123,939
8,075 Treace Medical Concepts, Inc.
(a)
185,644
10,200,201
Industrials - 18.2%
3,600 AeroVironment, Inc.
(a)
308,376
6,005 Applied Industrial Technologies,
Inc. 756,810
5,550 Arcosa, Inc. 301,587
53,975 Array Technologies, Inc.
(a)
1,043,337
8,070 Casella Waste Systems, Inc.
(a)
640,032
5,500 Clean Harbors, Inc.
(a)
627,660
2,230 Curtiss-Wright Corp. 372,388
15,235 Evoqua Water Technologies
Corp.
(a)
603,306
21,440 Fluor Corp.
(a)
743,110
13,610 Huron Consulting Group, Inc.
(a)
988,086
2,860 Kirby Corp.
(a)
184,041
12,795 Knight-Swift Transportation
Holdings, Inc. 670,586
14,705 Montrose Environmental Group,
Inc.
(a)
652,755
2,120 SiteOne Landscape Supply, Inc.
(a)
248,718
9,755 SPX Technologies, Inc.
(a)
640,416
4,130 Tecnoglass, Inc. 127,080
9,260 Terex Corp. 395,587
26,180 The AZEK Co., Inc.
(a)
531,978
26,125 WillScot Mobile Mini Holdings
Corp.
(a)
1,180,066
11,015,919

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2022
10
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The
Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 18.2%
18,000 Aehr Test Systems
(a)
$ 361,800
3,825 Ambarella, Inc.
(a)
314,530
10,875 Axcelis Technologies, Inc.
(a)
863,040
6,220 Belden, Inc. 447,218
18,295 Box, Inc.
(a)
569,523
13,930 Calix, Inc.
(a)
953,230
15,260 Clear Secure, Inc. 418,582
21,495 Digi International, Inc.
(a)
785,642
3,700 ExlService Holdings, Inc.
(a)
626,891
4,240 Gitlab, Inc., Class A
(a)
192,666
34,280 Harmonic, Inc.
(a)
449,068
10,720 MACOM Technology Solutions
Holdings, Inc.
(a)
675,146
26,150 Model N, Inc.
(a)
1,060,644
23,675 PagerDuty, Inc.
(a)
628,808
6,885 PDF Solutions, Inc.
(a)
196,360
20,990 PowerSchool Holdings, Inc.
(a)
484,449
17,335 Shift4 Payments, Inc., Class A
(a)
969,546
3,215 SiTime Corp.
(a)
326,708
5,455 SPS Commerce, Inc.
(a)
700,586
11,024,437
Technology - 4.3%
40,470 Extreme Networks, Inc.
(a)
741,006
4,020 Impinj, Inc.
(a)
438,903
16,950 Instructure Holdings, Inc.
(a)
397,308
15,835 Lattice Semiconductor Corp.
(a)
1,027,375
2,604,592
Total Common Stock (Cost $55,789,573) 59,057,583
Shares Security Description Value
Money Market Fund - 2.5%
1,515,048 First American Treasury
Obligations Fund,
Class X, 4.20%
(b)
(Cost $1,515,048) 1,515,048
Investments, at value - 100.2% (Cost
$57,304,621) $ 60,572,631
Other Assets & Liabilities, Net - (0.2)% (98,147)
Net Assets - 100.0% $ 60,474,484
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 59,057,583
Level 2 - Other Significant Observable Inputs 1,515,048
Level 3 - Significant Unobservable Inputs –
Total $ 60,572,631
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 1.1%
Consumer Discretionary 15.7%
Consumer Staples 6.2%
Energy 7.3%
Financials 1.5%
Health-Care 8.2%
Health-Care Equipment & Services 16.8%
Industrials 18.2%
Information Technology 18.2%
Technology 4.3%
Money Market Fund 2.5%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022
11
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $57,304,621) $ 60,572,631
Receivables:
Fund shares sold 214,234
Dividends 5,148
Prepaid expenses 12,278
Total Assets
60,804,291
LIABILITIES
Payables:
Fund shares redeemed 256,256
Accrued Liabilities:
Investment adviser fees 9,439
Fund services fees 17,214
Other expenses 46,898
Total Liabilities
329,807
NET ASSETS
$ 60,474,484
COMPONENTS OF NET ASSETS
Paid-in capital $ 88,355,066
Accumulated loss (27,880,582)
NET ASSETS
$ 60,474,484
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 3,818,600
NET ASSET VALUE $ 15.84

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2022
12
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $51) $ 364,956
Total Investment Income
364,956
EXPENSES
Investment adviser fees 804,686
Fund services fees 262,704
Shareholder service fees 181,929
Custodian fees 10,322
Registration fees 22,492
Professional fees 42,344
Trustees' fees and expenses 6,746
Other expenses 82,599
Total Expenses 1,413,822
Fees waived
(274,732)
Net Expenses
1,139,090
NET INVESTMENT LOSS
(774,134)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (30,199,467)
Net change in unrealized appreciation (depreciation) on investments
(12,386,669)
NET REALIZED AND UNREALIZED LOSS
(42,586,136)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (43,360,270)

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements.
For the Years Ended December 31,
2022 2021
OPERATIONS
Net investment loss $ (774,134) $ (1,126,276)
Net realized gain (loss) (30,199,467) 15,518,297
Net change in unrealized appreciation (depreciation) (12,386,669) (5,524,730)
Increase (Decrease) in Net Assets Resulting from Operations
(43,360,270) 8,867,291
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(1,685,297) (24,201,298)
CAPITAL SHARE TRANSACTIONS
Sale of shares 45,579,915 35,793,465
Reinvestment of distributions 1,255,349 22,707,455
Redemption of shares
(46,428,689) (20,983,404)
Redemption fees
2,141 2,361
Increase in Net Assets from Capital Share Transactions
408,716 37,519,877
Increase (Decrease) in Net Assets
(44,636,851) 22,185,870
NET ASSETS
Beginning of Year
105,111,335 82,925,465
End of Year
$ 60,474,484 $ 105,111,335
SHARE TRANSACTIONS
Sale of shares 2,269,859 1,101,079
Reinvestment of distributions 75,626 915,993
Redemption of shares
(2,577,880) (644,518)
Increase (Decrease) in Shares
(232,395) 1,372,554

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Year
$ 25.95 $ 30.96 $ 21.76 $ 17.71 $ 18.81
INVESTMENT OPERATIONS
Net investment loss (a) (0.17) (0.38) (0.28) (0.25) (0.21)
Net realized and unrealized gain
(loss)
(9.51) 3.32 11.66 4.78 (0.12)
Total from Investment Operations
(9.68) 2.94 11.38 4.53 (0.33)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.43) (7.95) (2.18) (0.48) (0.77)
Total Distributions to Shareholders
(0.43) (7.95) (2.18) (0.48) (0.77)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 15.84 $ 25.95 $ 30.96 $ 21.76 $ 17.71
TOTAL RETURN
(37.37)% 10.69% 52.85% 25.62% (1.90)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 60,474 $ 105,111 $ 82,925 $ 50,637 $ 33,801
Ratios to Average Net Assets:
Net investment loss (0.91)% (1.14)% (1.17)% (1.20)% (1.02)%
Net expenses 1.35% 1.35% 1.35% 1.35% 1.37%
Gross expenses (c) 1.67% 1.61% 1.78% 1.98% 2.32%
PORTFOLIO TURNOVER RATE 347% 264% 314% 252% 220%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
15
Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has
designated the Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
16
Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2022, for the Fund’s investments is included in the
Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
17
declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
December 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets. Effective September 19, 2022, the Fund no longer charges a redemption fee.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
18
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2023. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the year ended
December 31, 2022 , fees waived were as follows:

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
19
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2022, $541,831 is subject to recapture by the Adviser.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2022, totaled $285,760,857 and
$284,706,650, respectively.
Note 6. Federal Income Tax
As of December 31, 2022 , the cost of investments for federal income tax purposes is $58,895,831 and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2022, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For the year ended December 31, 2022, the Fund had $29,557,382 in short term capital loss carry
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 223,139 $ 51,593 $ 274,732
Gross Unrealized Appreciation
$ 3,278,604
Gross Unrealized Depreciation
(1,601,804)
Net Unrealized Appreciation
$ 1,676,800
2022 2021
Ordinary Income $ – $ 18,710,341
Long-Term Capital Gain 1,685,297 5,490,957
$ 1,685,297 $ 24,201,298
Capital and Other Losses
$ (29,557,382)
Unrealized Appreciation
1,676,800
Total
$ (27,880,582)

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
20
forwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2022. The following reclassification was the result of net operating loss and has no impact on the net assets of the Fund.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Accumulated Loss $ 774,992
Paid-in-Capital (774,992)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21
To the Board of Trustees of Forum Funds
and the Shareholders of Lisanti Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lisanti Small Cap Growth Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 24, 2023

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
23
Investment Advisory Agreement Approval
At the September 15, 2022, Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the
Trust pertaining to the Lisanti Small Cap Growth Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the
Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
24
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index and compared to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund (“Peer Group”). The Board observed that the Fund underperformed the
Russell 2000 Growth Index, the Fund’s primary benchmark index, for the one-year period ended June 30,
2022, and outperformed the benchmark for the three-, five-, and 10-year periods ended June 30, 2022, and for the period since the Fund’s inception on February 27, 2004. The Board noted the Adviser’s representation that the Fund’s underperformance over the one-year period relative to the benchmark could be attributed, at least in part, to sector allocation, and that the Fund’s outperformance over longer periods could be attributed to strong returns generated by individual stock selection, as opposed to overweight or underweight exposure to certain sectors of the market relative to the benchmark.
The Board also observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of the Peer Group for the one- and three-year periods ended June 30, 2022, and outperformed the average of the Peer Group for the five- and 10-year periods June 30, 2022. The Board noted the Adviser’s representations that, although the Peer Group includes an array of funds that are classified as small cap growth funds, similar to the Fund, most of the funds in the Peer Group employ investment strategies that differ from the investment strategy of the Fund insofar as the Fund tends to have a slightly lower market capitalization range and slightly higher growth rate than those of the funds in the Peer Group, which can result in the type of performance disparity experienced over the one- and three-year periods relative to the
Peer Group. Based on the foregoing and other applicable considerations, the Board determined that the
Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and total expense ratio of the Fund compared to its
Peer Group. The Board observed that, although the Adviser’s advisory fee rate and the Fund’s total expense ratio were each higher than the median of the funds in the Peer Group, the Adviser believed each to be within a reasonable range of the Peer Group median. In addition, the Board noted that the Adviser had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund (subject to certain exceptions) at or below 1.35%. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that, although the Adviser did not maintain separately

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
25
identifiable profit and loss information for the Fund relative to its other advisory businesses, the Adviser believed that its profit margin from the Fund was reasonable considering the services provided and that the
Fund required significantly more attention and resources than other accounts managed by the Adviser. The
Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee in accordance with the contractual expense cap. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low and declining asset level and the costly, research-
intensive nature of the Fund’s investment strategy, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information, and in light of the size of the Fund and the recent decline in the Fund’s assets, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the
Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars in connection with Fund trades for the acquisition of research that would benefit not only the Fund, but potentially other clients of the Adviser. The Board concluded that the other benefits received were not a material factor in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
26
risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1,
2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 15, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
27
example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund designates $1,685,297 as long-term capital gain dividends for the year.
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 980.70 $ 6.74 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.40 $ 6.87 1.35%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
28
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 441-7031.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-
2021; independent consultant
providing interim CFO services,
principally to non-profit organizations,
2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
29
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and
Vice President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice President
since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - ANR - 1222

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,900 in 2021 and $44,900 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,000 in 2021 and $9,000 in 2022. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 3, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 3, 2023